Loans (Officer and Director Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans [Abstract]
Balance, beginning of year	$ 26,452	$ 18,327
New loans and advances	15,809	9,254
Loan repayments	(4,867)	(1,129)
Balance, end of year	$ 37,394	$ 26,452